Provisions for liabilities and charges - Summary of Provisions for Liabilities and Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Noncurrent Provisions [line items]
Beginning balance	£ 305	£ 245
Charged to the income statement	129	90
Acquisitions		1
Utilised	(50)	(41)
Released to the income statement	(30)	(14)
Other movements	18	36
Exchange adjustments	3	(12)
Ending balance	375	305
Employee benefits
Disclosure of Noncurrent Provisions [line items]
Beginning balance	153	143
Charged to the income statement	14	3
Acquisitions		0
Utilised	(33)	(22)
Released to the income statement	0	(2)
Other movements	28	38
Exchange adjustments	2	(7)
Ending balance	164	153
Property
Disclosure of Noncurrent Provisions [line items]
Beginning balance	99	63
Charged to the income statement	12	64
Acquisitions		0
Utilised	(17)	(18)
Released to the income statement	(12)	(4)
Other movements	(10)	(3)
Exchange adjustments	(1)	(3)
Ending balance	71	99
Legal
Disclosure of Noncurrent Provisions [line items]
Beginning balance	35	13
Charged to the income statement	102	23
Acquisitions		0
Utilised	0	0
Released to the income statement	(6)	(2)
Other movements	0	1
Exchange adjustments	1	0
Ending balance	132	35
Other
Disclosure of Noncurrent Provisions [line items]
Beginning balance	18	26
Charged to the income statement	1	0
Acquisitions		1
Utilised	0	(1)
Released to the income statement	(12)	(6)
Other movements	0	0
Exchange adjustments	1	(2)
Ending balance	£ 8	£ 18